Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	CLEAR CHANNEL COMMUNICATIONS INC
Entity Central Index Key	0000739708
Entity Filer Category	Non-accelerated Filer